Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
(Loss)/income before income tax expenses
Income /(loss) before income tax expenses, Overseas entities	¥ 25,645		¥ 61,124	¥ 13,490
Income /(loss) before income tax expenses, PRC entities	117,216		(160,476)	(426,304)
Total	142,861		(99,352)	(412,814)
Current income tax expenses, Overseas entitites	5,802		5,221	3,807
Current income tax expenses, PRC entities	28
Current income tax expenses	5,830		5,221	3,807
Deferred income tax expenses/(benefit), Overseas entities	(247)		(132)	176
Deferred income tax expenses/(benefit), PRC entities	(9,684)		(21)	(103)
Deferred Income Tax Expense (Benefit)	(9,931)	$ (1,522)	(153)	73
Income tax expenses/(benefit), Overseas entities	5,555		5,089	3,983
Income tax expenses/(benefit), PRC entities	(9,656)		(21)	(103)
Income tax expenses/(benefit)	¥ (4,101)	$ (629)	¥ 5,068	¥ 3,880